TOUCHSTONE
                                INVESTMENTS


March 6, 2006


Securities and Exchange Commission
Public Filing Desk
100 F. Street, NE
Washington, DC 20549

Re:  Touchstone Strategic Trust
     File No. 2-80859

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Touchstone Strategic Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 60) has been filed electronically.

Very truly yours,

/s/ Betsy Santen

Betsy Santen
Assistant Secretary



        303 Broadway o Suite 1100 o  Cincinnati, OH  45202-4203
PH:513.362.8000 o800.638.8194 o FAX:513.362.8320 o www.touchstoneinvestments.com
                 Touchstone Securities, Inc. o Member NASD and SIPC
               A Member of Western & Southern Financial Group

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